Acquisitions - Narrative (Details) (USD $)	0 Months Ended
	Jan. 16, 2012 Ydon Holdings, Ltd. (CASEE) [Member] tranche	Jan. 16, 2012 Maximum [Member] Ydon Holdings, Ltd. (CASEE) [Member]	Jan. 14, 2012 Ydon Holdings, Ltd. (CASEE) [Member]
Business Acquisition [Line Items]
Cash	$ 8,400,000
Contingent consideration	20,300,000
Transaction costs	900,000
Equity method investment, ownership percentage			33.00%
Equity interest in acquiree, remeasurement gain	6,000,000
Number of tranches associated with contingent consideration	2
Contingent payment, percentage paid in stock		50.00%
Estimated fair value of contingent consideration	6,400,000
Total consideration	$ 22,769,000